SUBSEQUENT EVENTS (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended		12 Months Ended	0 Months Ended
	Jun. 19, 2014	Apr. 08, 2011	Dec. 31, 2014	Apr. 03, 2015 item	Mar. 19, 2015	Feb. 28, 2015
Employees and Directors [Member]
Subsequent Event [Line Items]
Exercise price of share	$ 3.232	$ 0.40	$ 3.23
Employees and Directors [Member] | ADS [Member]
Subsequent Event [Line Items]
Exercise price of share	$ 32.32
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Competent Government Authorities who Jointly Released Public Bulletin Regarding Online Lottery Sales				8
Subsequent Event [Member] | Employees and Directors [Member]
Subsequent Event [Line Items]
Exercise price of share					$ 1.00
Subsequent Event [Member] | Employees and Directors [Member] | ADS [Member]
Subsequent Event [Line Items]
Exercise price of share					$ 10.00
Subsequent Event [Member] | Board of Directors [Member] | ADS [Member]
Subsequent Event [Line Items]
Amount of authorised share to be repurchased						$ 30